Property and Equipment, and Prepament for Asset Acquisition (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 14, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Depreciation expenses			$ 7,021	$ 1,286	$ 32,025	$ 28,531
Land with book value			11,513,464		3,852,827	3,904,319
Valuation of property			37,000,000		37,000,000
Value of acquired amount			7,670,000
Construction-in-Progress						569,278
Land with book value			$ 334,520		$ 338,966
Acquisition value							$ 2,688,578
Acquisition shares (in Shares)			370,000		370,000
Per share of common stock (in Dollars per share)	$ 20		$ 1.87		$ 1.87
Construction in Progress [Member]
Property and Equipment [Line Items]
Depreciation expenses			$ 7,021	$ 1,286	$ 28,627	28,531
Ownership percentage	20.00%				20.00%
Land [Member]
Property and Equipment [Line Items]
Land with book value			8,004,520		$ 338,966	$ 363,416
TAIWAN
Property and Equipment [Line Items]
Acquisition value			7,670,000
TAIWAN | Land [Member]
Property and Equipment [Line Items]
Acquisition value		$ 7,670,000
Acquisition shares (in Shares)		1,534,000
Per share of common stock (in Dollars per share)		$ 5		$ 5
Maximum [Member]
Property and Equipment [Line Items]
Construction-in-Progress			$ 7,400,000		$ 7,400,000
Per share of common stock (in Dollars per share)			$ 20		$ 20
Minimum [Member]
Property and Equipment [Line Items]
Construction-in-Progress			$ 691,900		$ 691,900
Per share of common stock (in Dollars per share)			$ 1.87		$ 1.87
Zhonghui [Member]
Property and Equipment [Line Items]
Ownership percentage			20.00%		20.00%
Value of acquired amount			$ 7,400,000		$ 7,400,000
Aggregate shares (in Shares)			370,000		370,000
Share price (in Dollars per share)			$ 20		$ 20